Other Liabilities - Schedule of Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 320	$ 188
Encumbrances on real estate, Maturing in 2033
Disclosure of detailed information about borrowings [line items]
Borrowed funds	320	177
Encumbrances on real estate in US Dollars, Maturing in 2020
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 0	$ 11